Stock Based Compensation	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Stock-Based Compensation Plans

During 2004, stockholders of the Company approved the 2004 Stock and Incentive Plan (the “2004 Plan”), under which the Company is authorized to grant equity-based and other incentive compensation to employees, officers, directors, consultants and advisors of the Company in an amount aggregating up to 10.0 million shares of Company common stock.  Beginning May 18, 2004, stock-based incentive awards are made only from the 2004 Stock and Incentive Plan. The 2004 Plan includes grants of options, restricted stock, restricted stock units, and performance based restricted stock units.

Prior to the 2004 Plan, the Company had the 1998 Long-Term Employee Incentive Plan and the 1992 Long-Term Stock Incentive Plan, all of which no longer issue stock-based incentives but which had outstanding awards at December 31, 2013.

Under these plans, stock options vest and become exercisable at varying points in time, ranging up to four years in length, and have terms that generally span ten years from the grant date.  Stock option awards are granted with an exercise price at least equal to the fair market value of Company stock on the grant date.  Omnicare’s normal practice is to issue new shares upon stock option exercise.  Certain stock option and stock awards provide for accelerated vesting if there is a change in control, as defined in the plans.

Employee Stock Purchase Plan

In November 1999, the Company’s Board of Directors adopted the Omnicare StockPlus Program, a non-compensatory employee stock purchase plan (the “ESPP”).  Under the ESPP, employees and non-employee directors of the Company who elect to participate may contribute up to 6% of eligible compensation (or an amount not to exceed $20,000 for non-employee directors) to purchase shares of the Company’s common stock.  For each share of stock purchased, the participant also receives two options to purchase a share of the Company’s common stock.  The stock options are subject to a four-year vesting period and are generally subject to forfeiture in the event the related shares purchased are not held by the participant for a minimum of two years.  The stock options have a ten-year life from the date of issuance.  Amounts contributed to the ESPP are used by the plan administrator to purchase the Company’s stock on the open market or for shares issued by Omnicare.

Restricted Stock Awards and Restricted Stock Units

Non-vested stock awards are granted at the discretion of the Compensation Committee of the Board of Directors.  These awards are restricted as to the transfer of ownership and generally vest over the requisite service periods, typically three to ten-year periods (vesting on a straight-line basis).  Members of the Board of Directors can elect to receive either a restricted stock award or a restricted stock unit, which is deferred until their separation from the board, vesting of these awards/units mirrors their term of service (currently one year).  The fair value of a stock award is equal to the fair market value of a share of Company common stock on the grant date.

Performance Based Restricted Stock Units

Performance based restricted stock units awards are granted at the discretion of the Compensation Committee of the Board of Directors. These awards are restricted as to the transfer of ownership and vest based on the the Company's achievement of earnings per share targets over a three-year period.

Stock-Based Compensation

The Company uses the Black-Scholes options pricing model to determine the fair value of stock options on the grant date, which is affected by Omnicare’s stock price as well as assumptions regarding a number of complex and subjective variables.  These variables include Omnicare’s expected stock price volatility over the expected term of the awards, actual and projected employee exercise behaviors, the risk-free interest rate and the stock’s dividend yield.

The expected term of stock options granted represents the period of time that the stock options are expected to be outstanding and is estimated based primarily on historical stock option exercise experience.  The expected volatility is based primarily on the historical volatility of the Company’s stock over a period generally commensurate with the expected term of the stock options.  The risk-free interest rate used in the option valuation model is based on United States Treasury Strip issues with remaining terms similar to the expected term of the stock options.  The expected dividend yield is based on the current Omnicare stock dividend yield.  The Company is required to estimate forfeitures at the time of the grant and revise those estimates in subsequent periods as necessary to reflect any changes in actual forfeiture experience.  Omnicare uses historical data to estimate pre-vesting stock option forfeitures and records stock-based compensation expense only for those awards that are expected to vest.  All stock option awards are amortized on a straight-line basis over the requisite service periods of the awards, which are generally the vesting period.

The table below represents the assumptions used to value stock options granted during the years ended December 31,:

	2013	2012	2011
Expected volatility	27.1%	33.6%	35.0%
Risk-free interest rate	1.4%	0.7%	1.0%
Expected dividend yield	1.2%	1.7%	0.5%
Expected term of options (in years)	4.80	5.00	5.00
Weighted average fair value per option	$12.03	$9.72	$8.74

Total pretax stock-based compensation expense recognized in the Consolidated Statements of Comprehensive Income (Loss) as part of operating expense for stock options and stock awards for the year ended December 31, 2013 is approximately $1.0 million and $18.2 million, approximately $1.3 million and $15.3 million for the year ended December 31, 2012 and approximately $2.0 million and $19.7 million (including the stock option and restricted stock award separation costs disclosed in the "Separation Costs" note) for the year ended December 31, 2011.

As of December 31, 2013, there was approximately $36 million of total unrecognized compensation cost related to nonvested stock awards and stock options granted to Omnicare employees, which is expected to be recognized over a remaining weighted-average period of approximately 3 years.  The total grant date fair value of shares vested during the years ended December 31, 2013, 2012, and 2011 related to stock options was approximately $1.0 million, $2.1 million and $0.8 million, respectively. The total grant date fair value of shares vested during the years ended December 31, 2013, 2012, and 2011 related to stock awards was $12.4 million, $17.6 million and $18.7 million, respectively.

General Stock Option Information

A summary of stock option activity under the plans for the year ended December 31, 2013, is presented below (in thousands, except exercise price data):

	2013
	Shares	Weighted Average Exercise Price
Options outstanding, beginning of year	2,099	$41.09
Options granted	82	47.51
Options exercised	(770)	36.74
Options forfeited	(645)	52.62
Options outstanding, end of year	766	36.41
Options exercisable, end of year	411	$38.16

The total exercise date intrinsic value of options exercised during the years ended December 31, 2013, 2012 and 2011 was approximately $7.7 million, $11.9 million and $11.5 million, respectively.

The following summarizes information about stock options outstanding and exercisable (in thousands, except exercise price and remaining life data):

OPTIONS OUTSTANDING				OPTIONS EXERCISABLE
Range of Exercise Prices	Number Outstanding at December 31, 2013	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2013	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$15.46 - $23.17	43	4.90	$21.80	43	4.90	$21.80
23.18 - 30.90	254	5.40	26.58	127	3.88	26.26
30.91 - 38.61	193	6.54	34.12	43	3.56	35.09
38.62 - 61.79	276	4.01	49.38	198	1.87	50.02
$15.46 - $61.79	766	5.16	$36.41	411	2.98	$38.16

General Restricted Stock Award Information

A summary of nonvested restricted stock awards and performance based restricted stock units for the year ended December 31, 2013, is presented below (in thousands, except fair value data):

	2013
	Shares	Weighted Average Grant Date Fair Value
Nonvested shares, beginning of year	1,611	$28.97
Shares awarded	519	39.98
Shares vested	(482)	27.98
Shares forfeited	(225)	28.73
Nonvested shares, end of year	1,423	$33.33